Goldman Sachs International Equity Insights Fund Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		38.48%	11.08%	8.23%
Performance Inception Date	Jan. 12, 1998